SUPPLEMENT
Dated June 4, 2007 to the
Class IA Shares Prospectuses dated May 1, 2007 (the “Prospectuses”)
For Hartford HLS Funds

The Prospectuses referenced above are revised as follows:

Hartford Capital Appreciation HLS Fund

Effective July 27, 2007, in the Prospectuses, the introductory language to the Hartford Capital Appreciation HLS Fund is deleted in its entirety and replaced with the following:

The fund offers or sells Class IA shares to separate accounts of insurance companies (“Separate Accounts”) only if the fund was available to the contract holder prior to May 1, 2005.  In addition, the fund is also available to (1) to certain owners of other investment products offered by The Hartford; and (2) to certain qualified retirement plans.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT
Dated June 4, 2007 to the
Class IB Shares Prospectus dated May 1, 2007 (the “Prospectus”)
For Hartford HLS Funds

The Prospectus referenced above is revised as follows:

Hartford Capital Appreciation HLS Fund

Effective July 27, 2007, in your Prospectus, the introductory language to the Hartford Capital Appreciation HLS Fund is deleted in its entirety and replaced with the following:

The fund offers or sells Class IB shares to separate accounts of insurance companies (“Separate Accounts”) only if the fund was available to the contract holder prior to May 1, 2005.  In addition, the fund is also available (1) to certain owners of other investment products offered by The Hartford; and (2) to certain qualified retirement plans.

The fund continues to pay 12b-1 fees pursuant to its Distribution Plan. These fees are paid for ongoing shareholder services in connection with past sales.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED JUNE 4, 2007

TO THE

CLASS IA AND CLASS IB SHARES PROSPECTUSES (THE “PROSPECTUSES”)

FOR THE HARTFORD HLS FUNDS, DATED MAY 1, 2007

THIS SUPPLEMENT AMENDS THE PROSPECTUSES OF THE HARTFORD HLS FUNDS, DATED MAY 1, 2007.

The Prospectuses are revised as follows:

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

Under the heading “Hartford International Opportunities HLS Fund” in the Prospectuses, the following paragraph is inserted before the first full paragraph:

At a meeting held on May 8 – 9, 2007, the Board of Directors of Hartford HLS Series Fund II, Inc. unanimously approved on behalf of Hartford International Stock Fund (the “Acquired Fund”), and the Board of Directors of Hartford Series Fund, Inc. unanimously approved on behalf of Hartford International Opportunities Fund (the “Acquiring Fund”), the reorganization of the Acquired Fund with and into the Acquiring Fund  The Board of Directors of HLS Series Fund II, Inc. has called for a Special Meeting of Shareholders of the Acquired Fund (the “Meeting”) to be held on or about September 25, 2007, for the purpose of seeking the approval of the reorganization. Further information on this proposal can be found below.

HARTFORD INTERNATIONAL STOCK HLS FUND

Under the heading “Hartford International Stock HLS Fund” in the Prospectuses, the following paragraphs are inserted before the first full paragraph:

PROPOSED REORGANIZATION  At a meeting held on May 8 – 9, 2007, the Board of Directors of Hartford HLS Series Fund II, Inc. unanimously approved on behalf of Hartford International Stock Fund (the “Acquired Fund”), and the Board of Directors of Hartford Series Fund, Inc. unanimously approved on behalf of Hartford International Opportunities Fund (the “Acquiring Fund”), the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”).   The Board of Directors has called for a Special Meeting of Shareholders of the Acquired Fund (the “Meeting”) to be held on or about September 25, 2007, for the purpose of seeking the approval of the Agreement and Plan of Reorganization (“Reorganization Agreement”) by the shareholders of the Acquired Fund.  If approved, the Reorganization is expected to occur on or about October 12, 2007.

If the Reorganization Agreement is approved by the shareholders of the Acquired Fund, the Reorganization Agreement contemplates (1) the transfer of all of the assets of the Acquired Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund equal in value to the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund would receive shares of the Acquired Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

A proxy statement containing detailed information concerning the Reorganization is expected to be mailed to the Acquired Fund’s shareholders in August, 2007, and may also be obtained at that time by contacting the Hartford HLS Funds at P.O. Box 2999, Hartford, CT 06104-2999.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.